Assets Held for Sale and Discontinued Operations - Results of Discontinued Operations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Gross Sales	$ 14	$ 1,309	$ 1,267
Less: Royalties	3	174	139
Revenue	11	1,135	1,128
Expenses
Transportation and Blending	1	167	186
Operating	(28)	426	444
Production and Mineral Taxes	1	18	12
(Gain) Loss on Risk Management		33	(58)
Operating Margin	37	491	544
Depreciation, Depletion and Amortization		192	567
Exploration Expense		2
Finance Costs	1	80	102
Earnings (Loss) From Discontinued Operations Before Income Tax	36	217	(125)
Current Tax Expense (Recovery)		24	86
Deferred Tax Expense (Recovery)	9	33	(125)
After-tax Earnings (Loss) From Discontinued Operations	27	160	(86)
After-tax Gain (Loss) on Discontinuance	220	938
Net Earnings (Loss) From Discontinued Operations	$ 247	$ 1,098	$ (86)